UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      W.P. Stewart & Co., Ltd.

Address:   527 Madison Avenue
           New York, NY 10022


Form 13F File Number: 28-1432


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Seth L. Pearlstein
Title:  General Counsel
Phone:  212-750-8585

Signature,  Place,  and  Date  of  Signing:

/s/ Seth L. Pearlstein             New York, NY                       2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

                 NONE
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $    1,542,749
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AMAZON COM INC COM             COM            023135106     1080     6000 SH       SOLE                   6000      0    0
AMPHENOL CORP NEW CL A         COM            032095101   120360  2280411 SH       SOLE                2280411      0    0
ANSYS INC COM                  COM            03662Q105    84787  1628333 SH       SOLE                1628333      0    0
APPLE INC COM                  COM            037833100   129534   401582 SH       SOLE                 401582      0    0
BECTON DICKINSON & CO COM      COM            075887109    71772   849169 SH       SOLE                 849169      0    0
BOEING CO COM                  COM            097023105      294     4500 SH       SOLE                   4500      0    0
GOOGLE INC CL A                COM            38259P508   112830   189959 SH       SOLE                 189959      0    0
ICICI BK LTD ADR               ADR            45104G104      290     5725 SH       SOLE                   5725      0    0
INFOSYS TECHNOLOGIES LTD SPONS ADR            456788108     2753    36185 SH       SOLE                  36185      0    0
INTERCONTINENTALEXCHANGE INC C COM            45865V100    58695   492617 SH       SOLE                 492617      0    0
KELLOGG CO COM                 COM            487836108      201     3940 SH       SOLE                   3940      0    0
MASTERCARD INC CL A            COM            57636Q104   105059   468781 SH       SOLE                 468781      0    0
MYRIAD GENETICS INC COM        COM            62855J104    28589  1251724 SH       SOLE                1251724      0    0
NORTHERN TR CORP COM           COM            665859104      261     4715 SH       SOLE                   4715      0    0
PEPSICO INC COM                COM            713448108    88111  1348714 SH       SOLE                1348714      0    0
POLO RALPH LAUREN CORP CL A    COM            731572103    94495   851923 SH       SOLE                 851923      0    0
PRAXAIR INC COM                COM            74005P104    95795  1003407 SH       SOLE                1003407      0    0
PROCTER & GAMBLE CO COM        COM            742718109    83308  1295006 SH       SOLE                1295006      0    0
SAP AG SPON ADR                ADR            803054204      208     4100 SH       SOLE                   4100      0    0
SCHWAB CHARLES CORP NEW COM    COM            808513105    80615  4711588 SH       SOLE                4711588      0    0
STAPLES INC COM                COM            855030102    62135  2728791 SH       SOLE                2728791      0    0
TARGET CORP COM                COM            87612E106    64707  1076118 SH       SOLE                1076118      0    0
UNITED TECHNOLOGIES CORP COM   COM            913017109    57434   729599 SH       SOLE                 729599      0    0
URBAN OUTFITTERS INC COM       COM            917047102    75708  2114147 SH       SOLE                2114147      0    0
VALE S A ADR                   ADR            91912E105      209     6050 SH       SOLE                   6050      0    0
V F CORP COM                   COM            918204108      916    10625 SH       SOLE                  10625      0    0
VERISK ANALYTICS INC CL A      COM            92345Y106    50329  1476780 SH       SOLE                1476780      0    0
YUM BRANDS INC COM             COM            988498101    72274  1473466 SH       SOLE                1473466      0    0